INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Patent	Software	Total
	US$’000	US$’000	US$’000
December 31, 2024
At January 1, 2024
Cost	2,100	7,980	10,080
Accumulated amortization	(28)	(5,991)	(6,019)
Net carrying amount	2,072	1,989	4,061
At January 1, 2024, net of accumulated amortization	2,072	1,989	4,061
Additions	—	—	—
Disposals	—	—	—
Amortization provided during the year	(160)	(1,771)	(1,931)
Exchange realignment	(75)	105	30
At December 31, 2024, net of accumulated amortization	1,837	323	2,160
At December 31, 2024
Cost	1,963	7,794	9,757
Accumulated amortization	(126)	(7,471)	(7,597)
Net carrying amount	1,837	323	2,160
December 31, 2023
At January 1, 2023
Cost	—	7,505	7,505
Accumulated amortization	—	(4,096)	(4,096)
Net carrying amount	—	3,409	3,409
At January 1, 2023, net of accumulated amortization	—	3,409	3,409
Additions	2,054	584	2,638
Disposals	—	(61)	(61)
Amortization provided during the year	(28)	(1,896)	(1,924)
Exchange realignment	46	(47)	(1)
At December 31, 2023, net of accumulated amortization	2,072	1,989	4,061
At December 31, 2023
Cost	2,100	7,980	10,080
Accumulated amortization	(28)	(5,991)	(6,019)
Net carrying amount	2,072	1,989	4,061